UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated Deficit CNY (¥)	Total Shareholders' Equity/(Deficit) CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2023	¥ 3,622	¥ (1,849,600)	¥ 117,717,254	¥ 432,991	¥ (90,758,034)	¥ 25,546,233	¥ 189,399	¥ 25,735,632
Balance (in shares) at Dec. 31, 2023 | shares	2,073,522,118
Balance (in shares, treasury) at Dec. 31, 2023 | shares		(18,061,024)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(162,546)			(162,546)		(162,546)
Exercise of share options	¥ 5		23,587			23,592		23,592
Exercise of share options (in shares) | shares	2,881,202
Share based compensation of the restricted shares and share options	¥ 13		792,151			792,164		792,164
Share based compensation of the restricted shares and share options (in shares) | shares	7,056,923
Foreign currency translation adjustment				96,951		96,951		96,951
Settlement of capped call options and zero strike call options (Note 11 (iii))		¥ (709,490)	709,490
Settlement of capped call options and zero strike call options (Note 11 (iii)) (in shares) | shares		(13,404,825)
Capital withdrawal by non-controlling interests							(343)	(343)
Share lending arrangement (Note 20)		¥ 11,711	(11,711)					11,700
Share lending arrangement (Note 20) (in shares) | shares		139,175
Net loss					(10,221,742)	(10,221,742)	(8,818)	(10,230,560)
Balance at Jun. 30, 2024	¥ 3,640	¥ (2,547,379)	119,068,225	529,942	(100,979,776)	16,074,652	180,238	16,254,890
Balance (in shares) at Jun. 30, 2024 | shares	2,083,460,243
Balance (in shares, treasury) at Jun. 30, 2024 | shares		(31,326,674)
Balance at Dec. 31, 2024	¥ 3,660	¥ (239,328)	118,688,242	582,659	(113,068,210)	5,967,023	97,523	¥ 6,064,546
Balance (in shares) at Dec. 31, 2024 | shares	2,094,978,828
Balance (in shares, treasury) at Dec. 31, 2024 | shares		(3,472,933)						3,472,933	3,472,933
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(292,864)			(292,864)		¥ (292,864)
Issuance of ordinary shares	¥ 246		3,684,647			3,684,893		3,684,893
Issuance of ordinary shares (in shares) | shares	136,800,000
Exercise of share options	¥ 2		17,152			17,154		¥ 17,154
Exercise of share options (in shares) | shares	1,326,807							1,326,807	1,326,807
Share based compensation of the restricted shares and share options	¥ 26		897,088			897,114		¥ 897,114
Share based compensation of the restricted shares and share options (in shares) | shares	14,457,009
Foreign currency translation adjustment				260,479		260,479		260,479	$ 36,361
Distribution to non-controlling interests							(5,385)	(5,385)
Share lending arrangement (Note 20)		¥ 100,172	(100,172)					100,200
Share lending arrangement (Note 20) (in shares) | shares		576,555
Net loss					(11,739,504)	(11,739,504)	(5,330)	(11,744,834)	(1,639,515)
Balance at Jun. 30, 2025	¥ 3,934	¥ (139,156)	¥ 122,894,093	¥ 843,138	¥ (124,807,714)	¥ (1,205,705)	¥ 86,808	¥ (1,118,897)	$ (156,191)
Balance (in shares) at Jun. 30, 2025 | shares	2,247,562,644
Balance (in shares, treasury) at Jun. 30, 2025 | shares		(2,896,378)						2,896,378	2,896,378